Cash and Cash Equivalents - Reconciliation of Profit before Income Tax to Cash Generated from Operating Activities (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [abstract]
Operating Lease Payments	¥ 9,920	¥ 8,996